Costs and expenses by nature	12 Months Ended
Dec. 31, 2019
Costs and expenses by nature
Costs and expenses by nature

(23) Costs and expenses by nature

	2019	2018	2017
Cost of sales	$51,557,351	51,422,376	47,502,959
General, selling and administrative expenses	6,116,620	6,024,406	5,423,379
Total costs and expenses	$57,673,971	57,446,782	52,926,338

Inventory consumption	$39,823,395	40,115,184	37,567,550
Wages and salaries	7,561,229	7,348,795	6,605,584
Freight	5,047,007	4,809,678	4,176,508
Maintenance	1,715,820	1,719,907	1,471,392
Other utility expenses	1,595,993	1,591,920	1,334,339
Depreciation	1,265,391	1,226,917	1,075,788
Depreciation of right-of-use assets	302,804	—	—
Leases (1)	96,825	453,162	416,437
Other	265,507	181,219	278,740
Total	$57,673,971	57,446,782	52,926,338

(1)

Leasing expense in 2019 includes contracts classified as low value or those with terms less than twelve months. For its part, the expense corresponding to the 2018 and 2017 annual periods includes everything previously classified as operating leases under IAS 17 Leases, which was replaced by IFRS 16 Leases.